Real Estate Charges (Details) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended			3 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012 sqft	Sep. 30, 2013	Sep. 30, 2012 sqft	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 sqft	Dec. 31, 2012 Office Space Closing [Member]	Sep. 30, 2012 Office Space Closing [Member] sqft	Jun. 30, 2012 Office Space Closing [Member]	Dec. 31, 2012 Office Space Closing [Member]	Dec. 31, 2011 Office Space Closing [Member]	Dec. 31, 2010 Office Space Closing [Member] sqft	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Minimum [Member] Office Space Closing [Member]	Sep. 30, 2012 Maximum [Member]	Sep. 30, 2012 Maximum [Member] Office Space Closing [Member]
Restructuring Cost and Reserve [Line Items]
Area of office space to be sub-leased (in square feet)			510,000		510,000			380,000		510,000				380,000
Portion of office space subleased			50.00%					80.00%						80.00%
Consolidated number of office locations in New York								2						2
Number of Locations								3
Pre-Tax real estate charges as part of work force reduction		$ 38,900,000	$ 168,100,000			$ 223,000,000	$ 7,200,000	$ 101,700,000	$ 38,900,000	$ 168,100,000	$ 16,100,000		$ 7,200,000	$ 101,700,000
Estimated current market rental rates									32,000,000	131,800,000	7,100,000			76,200,000
Real estate asset write-off charge				(3,764,000)	(33,017,000)				8,400,000	31,300,000	1,700,000		3,000,000	25,500,000
London Real Estate Charge							8,800,000
Payments to Assignee in Fourth Quarter							5,800,000
Additional write-offs - New York							1,500,000
Miscellaneous charges	24,125,000		168,086,000	26,698,000	184,142,000		400,000
Change in estimate related to real estate charge for office space to be subleased									1,500,000	5,000,000	7,300,000
Pre-tax real estate charges related to abandonment of office space											8,800,000
Portion of office space to be subleased in New York			70.00%							70.00%
Projected Pre-Tax real estate charges as part of workforce reduction															225,000,000	225,000,000	250,000,000	250,000,000
Restructuring Reserve [Roll Forward]
Balance as of beginning of period				238,784,000	71,164,000	71,164,000					71,164,000	71,164,000	89,793,000
Expense incurred				17,388,000		181,589,000	7,235,000	101,698,000				181,589,000	(3,506,000)
Deferred rent				327,000		27,000,000						27,000,000	2,288,000
Payments made				(48,636,000)		(42,833,000)						(42,833,000)	(18,696,000)
Interest accretion				3,398,000		1,864,000						1,864,000	1,285,000
Balance as of end of period	$ 211,261,000	$ 238,784,000		$ 211,261,000		$ 238,784,000	$ 71,164,000		$ 238,784,000			$ 238,784,000	$ 71,164,000	$ 89,793,000